DISCONTINUED OPERATION (Narrative) (Details) - Vision China Media Groups Subway Mobile TV Advertising Business [Member] - Ledman Optoelectronic Co Ltd [Member]	1 Months Ended	12 Months Ended
	Aug. 19, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Aug. 19, 2016 USD ($)	Aug. 19, 2016 CNY (¥)	Feb. 15, 2016 USD ($)	Feb. 15, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate consideration | $							$ 58,300,000
Cash consideration		¥ 61,000,000
Other amount in cash with restriction that such cash need to be used for purchasing the shares		¥ 321,200,000
RMB [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate consideration								¥ 382,200,000
Subsequent Event [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate consideration | $			$ 58,300,000		$ 119,000,000
Ownership percentage			49.00%	49.00%	100.00%	100.00%
Cash consideration	¥ 61,000,000
Other amount in cash with restriction that such cash need to be used for purchasing the shares	¥ 321,200,000
Subsequent Event [Member] | RMB [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate consideration				¥ 382,200,000		¥ 780,000,000
Profit targets in 2016						60,000,000
Profit targets in 2017						80,000,000
Profit targets in 2018						¥ 100,000,000